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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: ________________________________

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spinnaker Capital Limited
Address: 6 Grosvenor Street
         London W1K 4DJ England


Form 13F File Number: 28-12863__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexis Habib
Title:   Authorized Signatory
Phone:   +44 20 7903 2900


Signature, Place, and Date of Signing:

     /s/ Alexis Habib   London, England, United Kingdom   February 10, 2012
     ----------------   -------------------------------   -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   NONE

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total: $23,277
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name

    1      28-12864________________     Spinnaker Asset Management - SAM Limited

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
                                                            VALUE    SHARE NUMBER AND TYPE
                                                            (U.S.$   NO. OF SHARES /       INVESTMENT  OTHER    VOTING
      NAME OF ISSUER         TITLE OF CLASS      CUSIP    thousands) PRINCIPAL AMOUNT TYPE DISCRETION MANAGERS AUTHORITY
CEMEX SA EURO MTN BE 144A    DEBT 3.250% 3/1  P2253T HV 4   11,960        18,000      PRN   DEFINED      1       NONE
GRUPO FINANCIERO GALICIA SA  SP ADR 10 SH B   399909 10 0    5,403       911,161      SH    DEFINED      1       NONE
JINKOSOLAR HLDG CO LTD       NOTE 4.000% 5/1  47759T AA 8    2,023         5,000      PRN   DEFINED      1       NONE
MECHEL OAO                   SPONSORED ADR    583840 10 3    3,891       457,778      SH    DEFINED      1       NONE